As filed with the Securities and Exchange Commission on November 26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Kim G. Redding, Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Name and address of agent for service)

(800) 497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS - 99.3%
AUSTRALIA - 8.3%
Diversified - 1.9%
Dexus Property Group 1
(Cost $485,747)	529,800	$520,865
Retail - 6.4%
Westfield Group 1	115,100	1,209,518
Westfield Retail Trust 1	168,800	504,023
Total Retail
(Cost $1,479,862)		1,713,541
Total AUSTRALIA
(Cost $1,965,609)		2,234,406
AUSTRIA - 0.9%
Residential - 0.9%
Conwert Immobilien Invest SE 1
(Cost $269,087)	22,500	251,775
Total AUSTRIA
(Cost $269,087)		251,775
CANADA - 1.4%
Residential - 1.4%
Boardwalk Real Estate Investment Trust 1
(Cost $341,162)	5,900	390,033
Total CANADA
(Cost $341,162)		390,033
CHINA - 3.7%
Hotel - 1.2%
7 Days Group Holdings Ltd. 1,2
(Cost $291,533)	28,300	328,846
Real Estate Operator/Developer - 2.5%
Soho China Ltd. 1
(Cost $691,580)	1,083,096	666,629
Total CHINA
(Cost $983,113)		995,475
FRANCE - 5.2%
Diversified - 4.2%
Gecina SA 1	4,100	419,578
Unibail-Rodamco SE 1	3,600	717,356
Total Diversified
(Cost $1,046,569)		1,136,934
Retail - 1.0%
Klepierre 1
(Cost $240,406)	7,800	273,287
Total FRANCE
(Cost $1,286,975)		1,410,221

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
GERMANY - 1.5%
Office - 1.5%
Alstria Office REIT-AG 1
(Cost $381,761)	35,600	$416,808
Total GERMANY
(Cost $381,761)		416,808
HONG KONG - 8.3%
Diversified - 2.6%
Sun Hung Kai Properties Ltd. 1
(Cost $589,150)	47,751	694,798
Hotel - 1.5%
The Hongkong & Shanghai Hotels 1
(Cost $430,515)	339,302	401,053
Office - 3.2%
Hongkong Land Holdings Ltd. 1
(Cost $866,694)	146,552	878,272
Retail - 1.0%
Hang Lung Properties Ltd. 1
(Cost $288,638)	77,301	263,201
Total HONG KONG
(Cost $2,174,997)		2,237,324
ITALY - 0.9%
Office - 0.9%
Beni Stabili SpA 1
(Cost $244,327)	470,100	247,700
Total ITALY
(Cost $244,327)		247,700
JAPAN - 9.3%
Diversified - 2.1%
Mitsui Fudosan Co. Ltd. 1
(Cost $510,951)	27,600	551,521
Office - 5.7%
Japan Real Estate Investment Corp. 1	68	684,311
Mitsubishi Estate Co. Ltd. 1	44,555	851,897
Total Office
(Cost $1,379,908)		1,536,208
Retail - 1.5%
United Urban Investment Corp. 1
(Cost $412,145)	357	413,977
Total JAPAN
(Cost $2,303,004)		2,501,706
MEXICO - 1.1%
Diversified Real Estate/Land - 1.1%
Fibra Uno Administracion SA de CV 1
(Cost $250,560)	128,500	291,007
Total MEXICO
(Cost $250,560)		291,007

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
NETHERLANDS - 1.0%
Retail - 1.0%
Eurocommercial Properties N.V. 1
(Cost $261,123)	7,400	$280,359
Total NETHERLANDS
(Cost $261,123)		280,359
NORWAY - 1.1%
Diversified - 1.1%
Norwegian Property ASA 1
(Cost $273,904)	188,100	288,849
Total NORWAY
(Cost $273,904)		288,849
RUSSIA - 1.1%
Retail - 1.1%
Atrium European Real Estate Ltd. 1
(Cost $276,486)	57,700	301,305
Total RUSSIA
(Cost $276,486)		301,305
SINGAPORE - 4.2%
Diversified - 2.0%
CapitaLand Ltd. 1
(Cost $486,610)	207,100	533,453
Hotel - 1.2%
Overseas Union Enterprise Ltd. 1
(Cost $264,526)	148,100	342,014
Regional Malls - 1.0%
CapitaMalls Asia Ltd. 1
(Cost $269,230)	203,968	273,037
Total SINGAPORE
(Cost $1,020,366)		1,148,504
UNITED KINGDOM - 5.7%
Diversified - 1.5%
Safestore Holdings PLC 1
(Cost $402,652)	247,500	411,654
Office - 1.5%
Derwent London PLC 1
(Cost $358,514)	13,200	417,537
Retail - 2.7%
Hammerson PLC 1	55,900	408,024
Shaftesbury PLC 1	36,400	310,918
Total Retail
(Cost $651,576)		718,942
Total UNITED KINGDOM
(Cost $1,412,742)		1,548,133

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
UNITED STATES - 45.6%
Healthcare - 5.1%
Brookdale Senior Living, Inc. 2	35,200	$817,344
Health Care REIT, Inc.	9,462	546,431
Total Healthcare
(Cost $1,134,125)		1,363,775
Home Builders - 2.4%
Lennar Corp. - Class A
(Cost $493,067)	18,900	657,153
Industrial - 2.7%
ProLogis, Inc.
(Cost $690,759)	21,100	739,133
Manufactured Homes - 1.5%
Equity Lifestyle Properties, Inc.
(Cost $407,446)	5,900	401,908
Mixed - 4.3%
Kilroy Realty Corp.	17,100	765,738
Liberty Property Trust	10,600	384,144
Total Mixed
(Cost $1,160,516)		1,149,882
Office - 5.3%
Corporate Office Properties Trust	10,800	258,876
Douglas Emmett, Inc.	16,600	382,962
SL Green Realty Corp.	9,900	792,693
Total Office
(Cost $1,371,969)		1,434,531
Real Estate Operator/Developer - 0.9%
DuPont Fabros Technology, Inc.
(Cost $266,956)	9,800	247,450
Regional Malls - 5.7%
Simon Property Group, Inc.
(Cost $1,459,850)	10,200	1,548,462
Residential - 4.8%
BRE Properties, Inc.	9,000	422,010
Camden Property Trust	13,500	870,615
Total Residential
(Cost $1,316,206)		1,292,625
Self Storage - 8.4%
Iron Mountain, Inc.	16,500	562,815
Public Storage	9,300	1,294,281
Sovran Self Storage, Inc.	7,200	416,520
Total Self Storage
(Cost $2,229,009)		2,273,616
Strip Centers - 2.0%
DDR Corp.
(Cost $487,769)	35,300	542,208

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
Timber - 2.5%
Rayonier, Inc.
(Cost $607,564)	13,800	$676,338
Total UNITED STATES
(Cost $11,625,236)		12,327,081
Total COMMON STOCKS
(Cost $25,070,452)		26,870,686
Total Investments - 99.3%
(Cost $25,070,452)		26,870,686
Other Assets in Excess of Liabilities - 0.7%		182,022
TOTAL NET ASSETS - 100.0%	$27,052,708

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Non-income producing security.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS - 98.0%
AUSTRALIA - 1.9%
Toll Roads - 1.4%
Transurban Group 1
(Cost $1,142,937)	195,585	$1,212,685
Transmission & Distribution - 0.5%
Spark Infrastructure Group 1
(Cost $380,464)	240,700	406,111
Total AUSTRALIA
(Cost $1,523,401)		1,618,796
BRAZIL - 0.8%
Transmission & Distribution - 0.8%
Transmissora Alianca de Energia Eletrica SA 1
(Cost $702,030)	20,100	711,890
Total BRAZIL
(Cost $702,030)		711,890
CANADA - 11.8%
Oil & Gas Storage & Transportation - 11.8%
Enbridge, Inc. 1	83,300	3,253,708
Keyera Corp. 1	17,700	857,724
Pembina Pipeline Corp. 1	44,500	1,249,313
TransCanada Corp. 1	90,200	4,104,921
Veresen, Inc. 1	29,500	386,792
Total Oil & Gas Storage & Transportation
(Cost $9,473,990)		9,852,458
Total CANADA
(Cost $9,473,990)		9,852,458
CHINA - 0.8%
Oil & Gas Storage & Transportation - 0.8%
Beijing Enterprise Holdings Ltd. 1
(Cost $620,962)	99,500	662,022
Total CHINA
(Cost $620,962)		662,022
FRANCE - 3.0%
Infrastructure - Communications - 0.8%
Eutelsat Communications SA 1
(Cost $716,690)	20,000	642,591
Toll Roads - 2.2%
Group Eurotunnel SA 1
(Cost $2,025,019)	265,003	1,866,566
Total FRANCE
(Cost $2,741,709)		2,509,157
GERMANY - 0.8%
Airports - 0.8%
Fraport AG 1
(Cost $663,839)	11,300	653,917
Total GERMANY
(Cost $663,839)		653,917

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2012

	Shares	Value
COMMON STOCKS (continued)
HONG KONG - 2.1%
Oil & Gas Storage & Transportation - 2.1%
China Resources Gas Group Ltd. 1	206,000	$419,486
Hong Kong and China Gas Company Ltd. 1	514,600	1,300,810
Total Oil & Gas Storage & Transportation
(Cost $1,491,624)		1,720,296
Total HONG KONG
(Cost $1,491,624)		1,720,296
ITALY - 1.8%
Oil & Gas Storage & Transportation - 1.8%
Snam Rete Gas SpA 1
(Cost $1,504,374)	339,134	1,504,316
Total ITALY
(Cost $1,504,374)		1,504,316
JAPAN - 2.5%
Oil & Gas Storage & Transportation - 2.5%
Tokyo Gas Company Ltd. 1
(Cost $1,924,150)	375,700	2,065,949
Total JAPAN
(Cost $1,924,150)		2,065,949
SPAIN - 4.2%
Infrastructure - Diversified - 2.2%
Ferrovial SA 1
(Cost $1,472,689)	138,700	1,806,991
Toll Roads - 2.0%
Abertis Infraestructuras SA 1
(Cost $1,693,663)	113,923	1,679,024
Total SPAIN
(Cost $3,166,352)		3,486,015
SWITZERLAND - 1.5%
Airports - 1.5%
Flughafen Zurich AG 1
(Cost $1,143,863)	3,087	1,266,511
Total SWITZERLAND
(Cost $1,143,863)		1,266,511
UNITED ARAB EMIRATES - 1.0%
Ports - 1.0%
DP World Ltd. 1
(Cost $820,700)	73,600	846,209
Total UNITED ARAB EMIRATES
(Cost $820,700)		846,209
UNITED KINGDOM - 8.4%
Transmission & Distribution - 4.9%
National Grid PLC 1
(Cost $3,838,118)	373,600	4,121,141

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
Water - 3.5%
Severn Trent PLC 1	45,108	$1,223,189
United Utilities Group PLC 1	148,300	1,714,518
Total Water
(Cost $2,645,121)		2,937,707
Total UNITED KINGDOM
(Cost $6,483,239)		7,058,848
UNITED STATES - 57.4%
Infrastructure - Communications - 9.2%
American Tower Corp.	50,122	3,578,210
Crown Castle International Corp. 2	44,242	2,835,912
SBA Communications Corp. 2	19,700	1,239,130
Total Infrastructure - Communications
(Cost $6,803,534)		7,653,252
Infrastructure - Diversified - 1.5%
CenterPoint Energy, Inc.
(Cost $1,150,551)	57,700	1,229,010
Oil & Gas Storage & Transportation - 39.5%
Access Midstream Partners L.P.	66,700	2,209,771
Cheniere Energy, Inc. 2	23,400	363,870
Enbridge Energy Management LLC	1	23
Energy Transfer Equity L.P.	44,000	1,988,800
Enterprise Products Partners L.P.	41,500	2,224,400
EQT Midstream Partners L.P.	29,300	843,840
Inergy L.P.	86,900	1,653,707
Kinder Morgan, Inc.	102,544	3,642,363
Magellan Midstream Partners L.P.	12,000	1,049,520
MarkWest Energy Partners L.P.	30,800	1,676,136
NiSource, Inc.	48,100	1,225,588
ONEOK, Inc.	52,700	2,545,937
Plains All American Pipeline L.P.	21,100	1,861,020
Sempra Energy	38,500	2,482,865
Southwest Gas Corp.	27,400	1,211,080
Spectra Energy Corp.	91,900	2,698,184
Suburban Propane Partners L.P.	1	17
Sunoco Logistics Partners L.P.	42,400	1,977,960
Targa Resources Partners L.P.	9,900	424,512
The Williams Companies, Inc.	72,800	2,545,816
WGL Holdings, Inc.	10,000	402,500
Total Oil & Gas Storage & Transportation
(Cost $30,316,302)		33,027,909
Transmission & Distribution - 6.3%
Consolidated Edison, Inc.	17,900	1,072,031
Northeast Utilities	33,400	1,276,882
PG&E Corp.	68,400	2,918,628
Total Transmission & Distribution
(Cost $5,257,387)		5,267,541

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Shares	Value
COMMON STOCKS (continued)
Water - 0.9%
American Water Works Company, Inc.
(Cost $731,703)	21,000	$778,260
Total UNITED STATES
(Cost $44,259,477)		47,955,972
Total COMMON STOCKS
(Cost $76,519,710)		81,912,356
Total Investments - 98.0%
(Cost $76,519,710)	81,912,356
Other Assets in Excess of Liabilities - 2.0%	1,674,010
TOTAL NET ASSETS - 100.0%	$83,586,366

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Foreign security or a U.S. security of a foreign company.
2 - Non-income producing security.

BROOKFIELD HIGH YIELD FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
INVESTMENT GRADE CORPORATE BONDS - 2.3%
Automotive - 1.4%
Ford Motor Co.
(Cost - $331,539)	6.50%	08/01/18	$300	$346,500
Energy - 0.9%
SESI LLC
(Cost - $213,978)	7.13	12/15/21	200	221,000
Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $545,517)				567,500
HIGH YIELD CORPORATE BONDS - 79.3%
Automotive - 5.2%
American Axle & Manufacturing, Inc.	7.88	03/01/17	300	312,750
Jaguar Land Rover PLC 1,2,3	8.13	05/15/21	300	326,625
Pittsburgh Glass Works LLC 1,3	8.50	04/15/16	250	232,500
Tenneco, Inc.	6.88	12/15/20	200	219,000
Visteon Corp.	6.75	04/15/19	200	210,000
Total Automotive
(Cost - $1,245,084)				1,300,875
Basic Industry - 12.8%
Alpha Natural Resources, Inc.	6.25	06/01/21	100	83,250
Arch Coal, Inc.	7.25	06/15/21	200	167,000
Associated Materials LLC/AMH New Finance, Inc.	9.13	11/01/17	200	196,000
Building Materials Corporation of America 1,3	6.75	05/01/21	250	273,750
Cascades, Inc. 2	7.88	01/15/20	200	209,500
CONSOL Energy, Inc.	8.25	04/01/20	100	104,750
FMG Resources August 2006 Property Ltd. 1,2,3	6.88	04/01/22	200	183,000
Hexion US Finance Corp.	6.63	04/15/20	100	101,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00	11/15/20	50	44,625
Huntsman International LLC	8.63	03/15/21	200	229,000
INEOS Group Holdings SA 1,2,3	8.50	02/15/16	300	283,500
Masonite International Corp. 1,2,3	8.25	04/15/21	250	263,750
Ply Gem Industries, Inc.	8.25	02/15/18	250	260,937
Steel Dynamics, Inc.	7.63	03/15/20	250	271,250
Tembec Industries, Inc. 2	11.25	12/15/18	200	210,000
United States Steel Corp.	7.00	02/01/18	200	200,500
Verso Paper Holdings LLC/Verso Paper, Inc. 1,3	11.75	01/15/19	150	158,250
Total Basic Industry
(Cost - $3,192,965)				3,240,812
Capital Goods - 10.6%
AAR Corp. 1,3	7.25	01/15/22	300	312,000
Berry Plastics Corp.	9.50	05/15/18	250	274,375
Casella Waste Systems, Inc. 1,3	7.75	02/15/19	325	318,500
Coleman Cable, Inc.	9.00	02/15/18	200	213,000
Crown Cork & Seal Company, Inc.	7.38	12/15/26	250	274,375
Mueller Water Products, Inc .	7.38	06/01/17	325	333,125
Owens-Illinois, Inc.	7.80	05/15/18	250	288,125
Tekni-Plex, Inc. 1,3	9.75	06/01/19	125	133,750
Terex Corp.	6.50	04/01/20	200	208,000
Terex Corp.	8.00	11/15/17	125	129,375
Trimas Corp.	9.75	12/15/17	160	184,800
Total Capital Goods
(Cost - $2,545,655)				2,669,425
Consumer Cyclical - 3.2%
Levi Strauss & Co.	7.63	05/15/20	200	216,000
Limited Brands, Inc.	7.60	07/15/37	300	307,500
Phillips-Van Heusen Corp.	7.38	05/15/20	250	282,500
Total Consumer Cyclical
(Cost - $768,104)				806,000
Consumer Non-Cyclical - 2.9%
B&G Foods, Inc.	7.63	01/15/18	250	270,000
C&S Group Enterprises LLC 1,3	8.38	05/01/17	180	189,000
Jarden Corp.	6.13	11/15/22	250	270,000
Total Consumer Non-Cyclical
(Cost - $710,217)				729,000

BROOKFIELD HIGH YIELD FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Energy - 11.2%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp.	8.63%	10/15/20	$250	$273,125
Calfrac Holdings L.P. 1,3	7.50	12/01/20	200	198,000
Crosstex Energy L.P./Crosstex Energy Finance Corp.	8.88	02/15/18	200	214,000
EV Energy Partners L.P./EV Energy Finance Corp.	8.00	04/15/19	225	233,437
FTS International Services LLC/FTS International Bonds, Inc. 1,3	8.13	11/15/18	250	266,250
Hilcorp Energy I LP/Hilcorp Finance Co. 1,3	8.00	02/15/20	200	222,500
Key Energy Services, Inc.	6.75	03/01/21	250	253,750
Linn Energy LLC/Linn Energy Finance Corp.	8.63	04/15/20	250	273,750
McJunkin Red Man Corp.	9.50	12/15/16	200	215,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC	8.88	03/15/18	200	206,500
Precision Drilling Corp. 2	6.63	11/15/20	250	266,250
Trinidad Drilling Ltd. 1,2,3	7.88	01/15/19	200	216,000
Total Energy
(Cost - $2,756,529)				2,839,312
Healthcare - 8.8%
DJO Finance LLC/DJO Finance Corp. 1,3	9.88	04/15/18	125	123,438
Fresenius Medical Care US Finance II, Inc. 1,3	5.88	01/31/22	200	214,000
HCA, Inc.	8.00	10/01/18	350	404,250
Health Management Associates, Inc. 1,3	7.38	01/15/20	350	379,750
inVentiv Health, Inc. 1,3	10.00	08/15/18	200	176,000
Kindred Healthcare, Inc.	8.25	06/01/19	125	121,563
Pharmaceutical Product Development, Inc. 1,3	9.50	12/01/19	250	280,625
Polymer Group, Inc.	7.75	02/01/19	200	213,000
Service Corporation International	8.00	11/15/21	250	305,000
Total Healthcare
(Cost - $2,121,552)				2,217,626
Media - 6.7%
Cablevision Systems Corp.	8.63	09/15/17	200	232,500
CCO Holdings LLC/CCO Holdings Capital Corp.	6.63	01/31/22	100	109,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.13	04/30/20	200	226,000
Cenveo Corp.	8.88	02/01/18	100	94,750
Deluxe Corp.	7.00	03/15/19	200	212,750
DISH DBS Corp.	6.75	06/01/21	200	218,000
Lamar Media Corp.	7.88	04/15/18	200	221,000
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	250	276,250
National CineMedia LLC 1,3	6.00	04/15/22	100	105,500
Total Media
(Cost - $1,609,960)				1,696,000
Services - 12.0%
AMC Entertainment, Inc.	8.75	06/01/19	250	275,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	8.25	01/15/19	200	217,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75	03/15/20	100	114,250
Boyd Gaming Corp. 1,3	9.00	07/01/20	100	102,000
Caesars Entertainment Operating Company, Inc.	11.25	06/01/17	250	268,750
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp.	9.13	08/01/18	200	227,250
Chester Downs & Marina LLC 1,3	9.25	02/01/20	250	251,250
CityCenter Holdings LLC/CityCenter Finance Corp.	7.63	01/15/16	200	213,500
Iron Mountain, Inc.	8.38	08/15/21	250	276,875
MGM Resorts International	7.63	01/15/17	200	212,000
MGM Resorts International 1,3	8.63	02/01/19	50	54,500
MTR Gaming Group, Inc.	11.50	08/01/19	251	264,441
Standard Pacific Corp.	8.38	05/15/18	200	230,750
UR Merger Sub Corp. 1,3	7.63	04/15/22	100	109,500
UR Merger Sub Corp.	8.25	02/01/21	200	219,500
Total Services
(Cost - $2,874,963)				3,037,941
Technology & Electronics - 0.8%
First Data Corp. 1,3
(Cost - $194,501)	7.38	06/15/19	200	206,250

BROOKFIELD HIGH YIELD FUND
Schedule of Investments (Unaudited)
September 30, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value
HIGH YIELD CORPORATE BONDS (continued)
Telecommunications - 3.0%
Cincinnati Bell, Inc.	8.38%	10/15/20	$100	$107,500
Cincinnati Bell, Inc.	8.75	03/15/18	100	101,500
Frontier Communications Corp.	7.13	03/15/19	175	186,375
Windstream Corp.	7.00	03/15/19	350	357,000
Total Telecommunications
(Cost - $717,023)				752,375
Utility - 2.1%
Calpine Corp. 1,3	7.25	10/15/17	200	213,500
NRG Energy, Inc.	8.50	06/15/19	300	324,000
Total Utility
(Cost - $510,488)				537,500
Total HIGH YIELD CORPORATE BONDS
(Cost - $19,247,041)				20,033,116
Total Investments - 81.6%
(Cost - $19,792,558)				20,600,616
Other Assets in Excess of Liabilities - 18.4%				4,630,437
TOTAL NET ASSETS - 100.0%				$25,231,053

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2012, the total value of all such investments was $5,793,688 or 22.96% of net assets.
2 - Foreign security or a U.S. security of a foreign company.
3 - Private Placement.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Brookfield Investment Management Inc. (the “Adviser”) Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee. The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Funds have established methods of fair value measurements in accordance with accounting principles generally accepted in the United States of America. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

The following table provides quantitative information about the Brookfield High Yield Fund’s Level 3 values, as well as its inputs, as of September 30, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements

Assets	Fair Value as of September 30, 2012	Valuation Methodology	Significant Unobservable Input	Range (Weighted Average)
High Yield Corporate Bonds	$6,066,063	Broker quotes	NBIB (1)	88.00% - 112.25% (103.16)
Total Fair Value for Level 3 Investments	$6,066,063

(1)
The Company generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations for high yield corporate debt. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser, including performance and covenant compliance information as provided by the independent trustee.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Funds’ investments carried at fair value:

Brookfield Global Listed Real Estate Fund

Valuation Inputs	Common Stocks	Total
Level 1 - Quoted Prices	$14,165,429	$14,165,429
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	12,705,257	12,705,257
Level 3 - Significant Unobservable Inputs	-	-
Total	$26,870,686	$26,870,686

During the period ended September 30, 2012, the Fund did not invest in any Level 3 securities.  There was a transfer from Level 1 to Level 2 of $878,272.  The transfer was due to the security being fair valued as a result of market movements following the close of local trading.  There was a transfer from Level 2 to Level 1 of $416,808.  At the beginning of the period, the security was being fair valued as a result of market movements following the close of local trading.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield Global Listed Infrastructure Fund

Valuation Inputs	Common Stocks	Total
Level 1 - Quoted Prices	$59,366,530	$59,366,529
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	22,545,826	22,545,826
Level 3 - Significant Unobservable Inputs	-	-
Total	$81,912,356	$81,912,356

During the period ended September 30, 2012, the Fund did not invest in any Level 2 securities and the Fund did not have any transfers between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Brookfield High Yield Fund

Valuation Inputs	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Total
Level 1 - Quoted Prices	$-	$-	$-
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	567,500	13,967,053	14,534,553
Level 3 - Significant Unobservable Inputs	-	6,066,063	6,066,063
Total	$567,500	$20,033,116	$20,600,616

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Brookfield High Yield Fund

Investments in Securities	High Yield Corporate Bonds	Total
Balance as of December 31, 2011	$4,317,750	$4,317,750
Accrued Discounts (Premiums)	3,693	3,693
Realized Gain (Loss)	111,595	111,595
Change in Unrealized Appreciation (Depreciation)	154,533	154,533
Purchases at Cost	4,406,077	4,406,077
Sales Proceeds	(2,547,835)	(2,547,835)
Transfers into Level 3	-	-
Transfers out of Level 3	(379,750)	(379,750)	(a)
Balance as of September 30, 2012	$6,066,063	$6,066,063
Change in unrealized gains or losses relating to assets still held at reporting date	$152,146	$152,146

(a) Transferred due to increase/decrease of observable market data for these securities primarily an increase in trade basis information versus dealer quotes.

Federal Income Tax Basis: The federal income tax basis of the Funds’ investments at September 30, 2012 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Real Estate Fund	$25,070,452	$2,023,093	$ (222,859)	$1,800,234
Brookfield Infrastructure Fund	76,519,710	6,107,958	(715,312)	5,392,646
Brookfield High Yield Fund	19,792,558	924,705	(116,647)	808,058

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)                      /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:  November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:  November 26, 2012

By (Signature and Title)*                    /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  November 26, 2012

* Print the name and title of each signing officer under his or her signature.